Leases - Schedule of Maturity Analysis of the Company's Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity Analysis of the Company's Lease Liabilities [Line Items]
Total	$ 244	$ 183
Less than one year [Member]
Schedule of Maturity Analysis of the Company's Lease Liabilities [Line Items]
Total	244	183
One to two years [Member]
Schedule of Maturity Analysis of the Company's Lease Liabilities [Line Items]
Total